RELATED PARTIES BALANCES AND TRANSACTIONS - Related parties with transactions and related party relationships (Details) - Related party - Jianbiao Dai	Mar. 31, 2026
Shanghai Yiyun Information Service Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	60.00%
Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	80.00%